Tortoise Energy Infrastructure Corporation
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
	Shares	Fair Value
Master Limited Partnerships - 73.9%(1)
Crude Oil Pipelines - 15.3%(1)
United States - 15.3%(1)
BP Midstream Partners LP	588,860	$6,718,893
NuStar Energy L.P.	1,168,071	20,908,471
Plains All American Pipeline, L.P.	2,606,368	21,997,746
Shell Midstream Partners, L.P.	471,584	5,163,845
		54,788,955
Natural Gas/Natural Gas Liquids Pipelines - 23.7%(1)
United States - 23.7%(1)
DCP Midstream, LP	937,403	20,491,630
Energy Transfer LP	2,783,863	21,268,713
Enterprise Products Partners L.P.(2)	2,007,979	42,810,112
		84,570,455
Natural Gas Gathering/Processing - 4.5%(1)
United States - 4.5%(1)
Western Midstream Partners, LP	971,071	16,148,911
		16,148,911
Renewable Infrastructure - 6.7%(1)
United States - 6.7%(1)
Enviva Partners LP	90,944	4,822,760
NextEra Energy Partners, LP	264,253	19,195,338
		24,018,098
Refined Product Pipelines - 23.7%(1)
United States - 23.7%(1)
Holly Energy Partners, L.P.	365,340	6,294,808
Magellan Midstream Partners, L.P.	885,537	36,900,327
MPLX LP	1,751,335	41,699,286
		84,894,421

Total Master Limited Partnerships (Cost $290,945,137)		264,420,840

Common Stock - 37.0%(1)
Natural Gas/Natural Gas Liquids Pipelines - 25.2%(1)
United States - 25.2%(1)
Kinder Morgan Inc.	1,443,949	21,226,050
ONEOK, Inc.	560,279	24,814,757
The Williams Companies, Inc.	1,935,685	44,211,046
		90,251,853
Natural Gas Gathering/Processing - 7.2%(1)
United States - 7.2%(1)
Equitrans Midstream Corp.	1,241,828	8,978,418
Targa Resources Corp.	542,518	16,780,082
		25,758,500
Solar- 1.2%(1)
United States - 1.2%(1)
Sunnova Energy Intl Inc.	98,518	4,417,546

Renewable Infrastructure - 3.4%(1)
United States - 3.4%(1)
Algonquin Power Utilities Corp.	66,635	1,030,177
Atlantica Sustainable Infrastructure PLC	174,512	6,308,609
Clearway Energy Inc.	172,004	4,723,230
		12,062,016

Total Common Stock (Cost $108,646,727)		132,489,915

Preferred Stock - 4.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 3.5%(1)
United States - 3.5%(1)
Altus Midstream Company Preferred(3)(4)(5)	10,427,344	12,624,697

Renewable Infrastructure - 1.0%(1)
United States - 1.0%(1)
NextEra Energy Inc.	72,016	3,497,817

Total Preferred Stock (Cost $13,927,321)		16,122,514

Corporate Bonds - 1.1%(1)
Refined Product Pipelines - 0.3%(1)
United States - 0.3%(1)
Buckeye Partners, 6.370%, 01/22/2078	1,200,000	972,000

Natural Gas Gathering/Processing - 0.8%(1)
United States - 0.8%(1)
Enlink Midstream Partners, 6.000%, Perpetual	5,100,000	3,040,875

Total Corporate Bonds (Cost $5,054,720)		4,012,875

Private Investments - 2.9%(1)
Renewables - 2.9%(1)
United States - 2.9%(1)
TK NYS Solar Holdco, LLC(3)(4)(5) (Cost $52,206,470)	N/A	10,155,617

Special Purpose Acquisition Company - 11.3%(1)
Energy Technology - 11.3%(1)
United States - 11.3%(1)
Bluescape Opportunities Acquisition Corp.	175,338	1,879,623
Climate Change Crisis Real Impact Class A	62,048	960,503
Climate Real Impact Solutions II Acquisition Corp.	219,888	2,418,768
Decarbonization Plus Acquisition II	109,654	1,165,622
ECP Environmental Growth Opportunities Corp.	165,114	1,758,464
European Sustainable Growth Acquisition Corp.	237,720	2,517,455
Flame Acquisition Corp.	117,800	1,183,890
Hennessy Captial Investment Corp. V	470,585	5,110,553
Kensington Capital Acquisition Corp. II	55,552	608,294
Northern Genesis Acquisition Unit	76,648	837,763
Power & Digital Infrastructure Acquisition Corp.	192,632	2,090,057
Qell Acquisition Corp.	85,354	1,017,420
Queen's Gambit Growth Capital	221,085	2,332,447
Rice Acquisition Corp.	131,065	1,431,230
RMG Acquisition Corp III	137,068	1,439,214
Spartan Acquisition Corp III	165,114	1,730,395
Spring Valley Acquisition Equity	206,000	2,183,600
Star Peak Corp II	71,031	802,650
Star Peak Energy Transition	57,828	1,976,561
Sustainable Development Acquisition I Corp	274,134	2,878,407
Switchback II Corp	74,362	847,727
Warrior Technologies Acquisition Co.	330,954	3,312,850

Total Special Purpose Acquisition Companies (Cost $36,746,614)		40,483,493

Warrants - 0.3%(1)
Energy Technology - 0.3%(1)
Bluescape Opportunities Acquisition Corp. Warrant	87,669	188,488
Climate Change Crisis Real Impact Warrant	85,002	310,256
Qell Acquisition Corp. Warrant	37,935	113,805
Spring Valley Acquisition Equity Warrant	103,000	218,360
Rice Acquisition Corp. Warrant	87,377	198,345

Total Warrants (Cost $711,691)		1,029,254

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.01%(6) (Cost $260,876)	260,876	$260,876

Total Investments - 131.1%(1) (Cost $513,668,492)		$468,975,384
Interest Rate Swap Contracts - (0.0)%(1)
$10,000,000 notional - net unrealized depreciation(7)		$(134,836)
Other Assets and Liabilities - (2.4)%(1)		$(8,682,816)
Deferred Tax Asset - 14.5%(1)		$52,052,354
Senior Notes - (24.6)%(1)		$(87,926,667)
Line of Credit - (9.6)%(1)		$(34,200,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (9.0)%(1)		$(32,300,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$357,783,419

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $117,883.
(3)	Restricted securities have a total fair value of $22,780,314, which represents 6.4% of net assets. See Note 6 to the financial statements for further disclosure.
(4)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(5)	Deemed to be an affiliate of the fund. See Affiliated Company Transactions Note 7 and Basis For Consolidation Note 13 to the financial statements for further disclosure.
(6)	Rate indicated is the current yield as of February 28, 2021.
(7)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.

TYG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$264,420,840	$-	$-	$264,420,840
Common Stock(a)	132,489,915	-	-	132,489,915
Warrants(a)	1,029,254	-	-	1,029,254
Preferred Stock(a)	3,497,817	-	12,624,697	16,122,514
Corporate Bonds(a)	-	4,012,875	-	4,012,875
Private Investment(a)	-	-	10,155,617	10,155,617
Special Purpose Acquisition Companies(a)	40,483,493			40,483,493
Short-Term Investment(b)	260,876	-	-	260,876
Total Assets	$442,182,195	$4,012,875	$22,780,314	$468,975,384
Liabilities
Interest Rate Swap Contracts	$-	$117,883	$-	$117,883

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  February 28, 2021:

Preferred Stock	TYG
Balance – beginning of period	$34,068,604
Purchases	-
Return of capital	-
Sales	(21,758,000)
Total realized gain/loss	3,360,752
Change in unrealized gain/loss	(3,046,659)
Balance – end of period	$12,624,697

Private Investments	TYG
Balance – beginning of period	$10,365,844
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(210,227)
Balance – end of period	$10,155,617

Convertible Bond	TYG
Balance – beginning of period	$3,954,420
Purchases	-
Return of capital	-
Sales	-
Corporate Action	(3,954,420)
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$-

TYG
Change in unrealized gain/loss on investments still held at February 28, 2021	$(3,256,886)

SCHEDULE OF INTEREST RATE SWAP CONTRACTS (Unaudited)
February 28, 2021

Tortoise Energy Infrastructure Corp.
Counterparty	Maturity Date	Notional Amount	Fixed Rate Paid by TYG	Floating Rate Received by TYG	Unrealized Depreciation
The Bank of Nova Scotia	09/02/2021	$ 10,000,000	2.381%	1-month U.S. Dollar LIBOR	$ (134,836)